NOTE 10 - COMMITMENTS AND CONTINGENCIES (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 10 - COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Commitments

In July 2007, the Company entered into a one year office lease agreement at $3,000 per month. The lease agreement expired and is currently a month to month agreement that can be terminated at any time. Total rent expense for the years ended December 31, 2012 and 2011 was $23,150 and $34,301, respectively.

Contingencies

In the ordinary course of our business, the Company becomes involved in lawsuits and legal proceedings involving claims of medical malpractice related to medical services provided by our affiliated physicians. The Company is currently involved in one such matter where the claim could exceed insurance coverage. This matter is in the early stages of discovery and an estimate of loss, if any, cannot currently be made.

The Company is currently not aware of any other such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results except for the item described below. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

In October 2011, the Company became involved in a legal settlement relating to an AHCA settlement for approximately $30,000. As a result of the settlement agreement, the Company agreed to pay a total amount of approximately $30,000, which was paid in full as of December 31, 2012.

In November 2011, the Company became involved in a legal settlement relating to a malpractice claim for $100,000. As a result of the settlement agreement, the Company agreed to pay a total amount of $100,000. As of December 31, 2012, the Company still has a remaining balance of approximately $79,000 which is due in equal yearly installments of $20,000 over the next four years.

Regulatory Matters

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medicaid programs. We believe that we are in compliance with all applicable laws and regulations. We are not aware of any specific investigations involving allegations of potential wrongdoing.